Balance Sheets - USD ($)	May 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Current Assets
Cash	$ 4,176		$ 146,933		$ 301,228
Prepaid expenses	43,669		44,977		111,669
Total Current Assets	47,845		191,910		412,897
Cash and Marketable Securities held in trust account	53,579,162		82,949,890		118,051,563
Total Assets	53,627,007		83,141,800		118,464,460
Current liabilities
Accounts payable	160,000		100,000		13,649
Accrued expenses	474,785		393,600		7,500
Extension loan	3,820,000		2,940,000
Working capital loan	810,500		650,000
Total Current Liabilities	5,265,285		4,083,600		21,149
Deferred underwriter commission	4,025,000		4,025,000		4,025,000
Total Liabilities	9,290,285		8,108,600		4,046,149
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 4,663,957 (at $11.49 per share) as of May 31, 2024 and 7,495,670 shares (at $11.07 per share) as of November 30, 2023	53,579,162		82,949,890		118,051,563
Shareholders’ Deficit
Preference Shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of May 31, 2024 and November 30, 2023
Additional paid-in capital
Accumulated deficit	(9,242,781)		(7,917,031)		(3,633,593)
Total Shareholders’ Deficit	(9,242,440)		(7,916,690)		(3,633,252)
Total Liabilities and Shareholders’ Deficit	53,627,007		83,141,800		118,464,460
NON-CURRENT ASSETS
Property, plant and equipment		$ 68,648		$ 21,874
Right-of-use assets		86,990
Non-current assets		155,638		21,874
CURRENT ASSETS
Trade receivables		1,811,626		1,443,832
Trade receivables from related party				302,309
Amount owing by shareholders		10,000		10,000
Amount owing by related party		108,950		113,650
Other receivables		83,961		109,629
Current tax assets		38,832		4,050
Fixed deposits with financial institutions		681,313		859,902
Cash and bank balances		494,180		684,064
Restricted cash		607,591		350,459
Current assets		3,836,453		3,877,895
TOTAL ASSETS		3,992,091		3,899,769
EQUITY
Share capital		10,000		10,000
Retained earnings		433,184		575,042
Translation reserve		(81,548)		(5,314)
Merger reserve		2,075,652		1,247,632
TOTAL EQUITY		2,437,288		1,827,360
NON-CURRENT LIABILITIES
Lease liabilities		67,661
Non-current liabilities		67,661
CURRENT LIABILITIES
Trade payables		411,066		471,266
Other payables		381,131		1,063,903
Client’s funds held in trust		607,591		350,459
Accruals		58,184		33,986
Lease liabilities		23,693
Current tax liability		5,477		152,795
Current liabilities		1,487,142		2,072,409
TOTAL LIABILITIES		1,554,803		2,072,409
TOTAL EQUITY AND LIABILITIES		$ 3,992,091		$ 3,899,769
Common Class A [Member]
Shareholders’ Deficit
Common stock, value	53		53		53
Common Class B [Member]
Shareholders’ Deficit
Common stock, value	$ 288		$ 288		$ 288